Share Capital And Share Premium	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Share Capital and Share Premium

10. Share Capital and Share Premium

The authorised share capital of Globus consisted of the following:

	December 31,
	2017	2016	2015
Authorised share capital:
500,000,000 Common Shares of par value $0.004 each	2,000	2,000	2,000
100,000,000 Class B common shares of par value $0.001 each	100	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100	100
Total authorised share capital	2,200	2,200	2,200

Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share. Each holder of Class B shares may convert, at its option, any or all of the Class B shares held by such holder into an equal number of common shares.

Common Shares issued and fully paid	Number of shares	USD
As at January 1, 2015	2,561,405	10
Issued during the year for share based compensation (note 13)	18,372	-
As at December 31, 2015	2,579,777	10
Issued during the year for share based compensation (note 13)	47,897	-
As at December 31, 2016	2,627,674	10
Issued during the year for share based compensation (note 13)	20,937	-
Issuance of common stock	27,500,000	110
Issuance of common stock due to exercise of warrants	1,481,808	6
As at December 31, 2017	31,630,419	126

On February 8, 2017, the Company entered into a Share and Warrant Purchase Agreement (“February 2017 private placement”) pursuant to which it sold for $5,000 an aggregate of 5 million of its common shares, par value $0.004 per share and warrants (the “February 2017 Warrants”) to purchase 25 million of its common shares at a price of $1.60 per share to four investors in a private placement. One investor is the CEO’s sister and the daughter of its chairman. These securities were issued in transactions exempt from registration under the Securities Act. The following day, the Company entered into a registration rights agreement with those purchasers providing them with certain rights relating to registration under the Securities Act of the Shares and the common shares underlying the Warrants.

Further to the February 2017 private placement, two investors partially exercised their warrants, purchasing 1,481,808 of the Company’s common shares for aggregate gross proceeds to the Company of approximately $2,371.

Each of the February 2017 Warrants are exercisable for 24 months after their respective issuance. Under the terms of the warrants, all warrant holders (other than Firment Shipping Inc., which has no such restriction in its warrants) may not exercise their warrants to the extent such exercise would cause such warrant holder, together with its affiliates and attribution parties, to beneficially own a number of common shares which would exceed 4.99% (which may be increased, but not to exceed 9.99%) of Globus’s then outstanding common shares immediately following such exercise, excluding for purposes of such determination common shares issuable upon exercise of the warrants which have not been exercised. This provision does not limit a warrant holder from acquiring up to 4.99% of the Company’s common shares, selling all of their common shares, and re-acquiring up to 4.99% of the Company’s common shares.

The February 2017 Warrants each contain a provision whereby the relevant holder has the right to a cashless exercise if, six months after its issuance, a registration statement covering the resale of the shares issuable thereunder is not effective. If for any reason Globus is unable to keep such a registration statement active and its share price is higher than the $1.60 exercise price, Globus could be required to issue shares without receiving cash consideration.

As of December 31, 2017, in connection with the February 2017 private placement, the February 2017 Warrants outstanding were exercisable for an aggregate of 30,898,209 common shares.

On October 19, 2017, the Company entered into a Share and Warrant Purchase Agreement (the “October 2017 SPA”) pursuant to which it sold for $2,500 an aggregate of 2.5 million of its common shares, par value $0.004 per share and a warrant (the “October 2017 Warrant”) to purchase 12.5 million of its common shares at a price of $1.60 per share to an investor in a private placement (the “October 2017 Private Placement”). These securities were issued in transactions exempt from registration under the Securities Act of 1933, as amended. On that day, Company also entered into a registration rights agreement with the purchaser providing it with certain rights relating to registration under the Securities Act of the 2.5 million common shares issued in connection with the October 2017 Private Placement and the common shares underlying the October 2017 Warrant.

Under the terms of the October 2017 Warrant, the purchaser may not exercise its warrant to the extent such exercise would cause the purchaser, together with its affiliates and attribution parties, to beneficially own a number of common shares which would exceed 4.99% (which may be increased upon no less than 61 days’ notice, but not to exceed 9.99%) of Globus’s then outstanding common shares immediately following such exercise, excluding for purposes of such determination common shares issuable upon exercise of the October 2017 Warrant which have not been exercised. This provision does not limit the purchaser from acquiring up to 4.99% of our common shares, selling all of its common shares, and re-acquiring up to 4.99% of our common shares.

The October 2017 Warrant contains a provision whereby its holder has the right to a cashless exercise if, six months after its issuance, a registration statement covering their resale is not effective. If for any reason the Company is unable to keep such a registration statement active and its share price is higher than the $1.60 exercise price, the Company could be required to issue shares without receiving cash consideration. The October 2017 Warrant is exercisable for 24 months after its issuance. A registration statement covering this transaction was filed with the U.S. Securities and Exchange Commission and became effective on February 8, 2018.

As of December 31, 2017, in connection with the October 2017 SPA, the October 2017 Warrant was outstanding and exercisable for an aggregate of 12,500,000 common shares.

The Company during 2017 has recorded $218 expense in connection with these warrants which was deducted from share premium in equity.

During the years ended December 31, 2017, 2016 and 2015, Globus issued 20,937, 47,897 and 18,372 common shares respectively as share-based payments.

Series A Preferred Shares issued	Number of shares	USD
As a January 1, 2015	2,567	2
Issued during the year	-	-
As at December 31, 2015	2,567	2
Issued during the year	-	-
Shares redeemed by the issuer	(2,567)	(2)
As at December 31, 2016	-	-
Issued during the year	-	-
As at December 31, 2017	-	-

The holders of Company’s series A preferred shares were entitled to receive, if funds were legally available, dividends payable in cash in an amount per share to be determined by unanimous resolution of Company’s Remuneration Committee, in its sole discretion. Globus’s board of directors or Remuneration Committee would determine whether funds were legally available under the Marshall Islands Business Corporations Act (“BCA”) for such dividend.  Any accrued but unpaid dividends would not bear interest.  Except as could have been provided in the BCA, holders of the series A preferred shares did not have any voting rights.  Upon the Company’s liquidation, dissolution or winding up, the holders of its series A preferred shares would be entitled to a preference in the amount of the declared and unpaid dividends, if any, as of the date of liquidation, dissolution or winding up.  The series A preferred shares were not convertible into any of its other capital stock.

In July 2016 the 2,567 series A preferred shares, granted to the Company’s former Chief Executive Officer were redeemed and as of December 31, 2016, the Company had no series A preferred shares outstanding.

As of December 31, 2017, 2016 and 2015, no Class B shares were outstanding.

Share premium includes the contribution of Globus’ shareholders to the acquisition of the Company’s vessels. Additionally, share premium includes the effects of the acquisition of non-controlling interest, the effects of the Globus initial and follow-on public offerings, the effects of the settlement of the related party loans (note 4) with the issuance of the Company’s common shares and the effects of the share based payments described in note 13. Accordingly at December 31, 2017, 2016 and 2015, Globus share premium amounted to $139,571, $110,004 and $109,954, respectively.